The October 31,2022 Form N-CEN for JPMorgan Trust I is being amended to update item C.7.a for JPMorgan Tax Aware Real Return Fund, item C.7.n.i for JPMorgan Emerging Markets Equity Fund, JPMorgan Europe Dynamic Fund, JPMorgan International Value Fund, JPMorgan Tax Aware Real Return Fund; and item C.7.n.v for JPMorgan Income Builder Fund. There are no other changes to prior filing.